LEASES - Minimum Loan Payments Due For Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	$ 29,712	$ 15,717
Lease liabilities included in the statement of financial position	26,171	15,316
Current	6,896	10,176
Non-current	19,275	5,140
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	7,668	10,485
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	$ 22,044	$ 5,232